Share Purchase Warrants and Stock Options - Schedule of Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		106,058
Stock Option One [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		3,845
Exercise price		$ 145
Issuance Date	Feb. 23, 2021	Feb. 23, 2021
Expiry date	Feb. 23, 2026	Feb. 23, 2026
Remaining Life		2 years 1 month 24 days
Stock Option Two [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		13,274
Exercise price		$ 62.5
Issuance Date	Aug. 18, 2021	Jun. 16, 2021
Expiry date	Aug. 18, 2026	Jun. 16, 2026
Remaining Life		2 years 5 months 15 days
Stock Option Three [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		402
Exercise price		$ 62.13
Issuance Date	Nov. 03, 2021	Aug. 11, 2021
Expiry date	Nov. 03, 2026	Aug. 11, 2026
Remaining Life		2 years 7 months 9 days
Stock Option Four [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		23,070
Exercise price		$ 63.63
Issuance Date	Mar. 21, 2022	Aug. 18, 2021
Expiry date	Mar. 21, 2027	Aug. 18, 2026
Remaining Life		2 years 7 months 17 days
Stock Options Five [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		741
Exercise price		$ 134.95
Issuance Date	May 16, 2022	Nov. 03, 2021
Expiry date	May 16, 2027	Nov. 03, 2026
Remaining Life		2 years 10 months 2 days
Stock Options Six [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		481
Exercise price		$ 46.83
Issuance Date	Sep. 28, 2022	Mar. 21, 2022
Expiry date	Sep. 28, 2027	Mar. 21, 2027
Remaining Life		3 years 2 months 19 days
Stock Options Seven [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		381
Exercise price		$ 26.25
Issuance Date	Feb. 08, 2023	May 16, 2022
Expiry date	Feb. 08, 2026	May 16, 2027
Remaining Life		3 years 4 months 17 days
Stock Options Eight [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		4,823
Exercise price		$ 21.88
Issuance Date	Feb. 27, 2023	Sep. 28, 2022
Expiry date	Feb. 27, 2028	Sep. 28, 2027
Remaining Life		3 years 9 months
Stock Option Nine [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		3,579
Exercise price		$ 23.75
Issuance Date	May 30, 2023	Feb. 08, 2023
Expiry date	May 30, 2028	Feb. 08, 2028
Remaining Life		4 years 1 month 9 days
Stock Option Ten [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		2,400
Exercise price		$ 75
Issuance Date	Jul. 18, 2023	Feb. 08, 2023
Expiry date	Jul. 18, 2028	Feb. 08, 2026
Remaining Life		2 years 1 month 9 days
Stock Option Eleven [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		6,209
Exercise price		$ 28.75
Issuance Date	Oct. 24, 2023	Feb. 27, 2023
Expiry date	Oct. 24, 2028	Feb. 27, 2028
Remaining Life		4 years 1 month 28 days
Stock Option Twelve [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		32,088
Exercise price		$ 27.5
Issuance Date	Jun. 21, 2024	May 17, 2023
Expiry date	Jun. 21, 2029	May 17, 2028
Remaining Life		4 years 4 months 17 days
Stock Option Thirteen [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		4,189
Exercise price		$ 27.5
Issuance Date	Jun. 21, 2024	May 30, 2023
Expiry date	Jun. 21, 2029	May 30, 2028
Remaining Life		4 years 5 months 1 day
Stock Options fourteen [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		4,058
Exercise price		$ 31.23
Issuance Date		Jul. 18, 2023
Expiry date		Jul. 18, 2028
Remaining Life		4 years 6 months 18 days
Stock Options Fifteen [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		4,418
Exercise price		$ 18.55
Issuance Date		Oct. 24, 2023
Expiry date		Oct. 24, 2028
Remaining Life		4 years 9 months 25 days
Stock Options Sixteen [Member]
Schedule of Stock Options Outstanding [Line Items]
Number of stock options		2,100
Exercise price		$ 18.25
Issuance Date		Dec. 31, 2023
Expiry date		Dec. 31, 2028
Remaining Life		5 years